Segment information - Revenue, Properties and Outsourcing Assets by Geographic Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 2,008.4	$ 2,015.4	$ 1,979.9
Properties, net	57.1	64.3	75.9
Outsourcing assets, net	24.0	31.6	66.4
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	864.1	889.0	854.9
Properties, net	42.4	45.9	52.5
Outsourcing assets, net	7.6	19.5	36.0
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	241.1	289.3	228.0
Outsourcing assets, net	5.1	2.0	17.9
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Outsourcing assets, net	7.5	7.8	9.5
Other foreign
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	903.2	837.1	897.0
Properties, net	14.7	18.4	23.4
Outsourcing assets, net	$ 3.8	$ 2.3	$ 3.0